Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2011
Goodwill and Other Intangible Assets
Schedule of Goodwill by Reportable Segment

(in millions)	Pharmaceutical	Medical	Total
Balance at June 30, 2009	$1,232.8	$963.7	$2,196.5
Goodwill acquired, net of purchase price adjustments	33.3	0.0	33.3
Foreign currency translation adjustments and other	(17.7)	(6.7)	(24.4)

Balance at June 30, 2010	1,248.4	957.0	2,205.4
Goodwill acquired, net of purchase price adjustments	1,598.5	33.0	1,631.5
Foreign currency translation adjustments and other	5.8	2.9	8.7

Balance at June 30, 2011	$2,852.7	$992.9	$3,845.6

Schedule of Intangible Assets

	June 30, 2011			June 30, 2010
(in millions)	Gross Intangible	Accumulated Amortization	Net Intangible	Gross Intangible	Accumulated Amortization	Net Intangible
Indefinite life intangibles:
Trademarks and patents	$26.5	$0.0	$26.5	$10.2	$0.0	$10.2

Total indefinite life intangibles	26.5	0.0	26.5	10.2	0.0	10.2
Definite life intangibles:
Trademarks and patents	43.4	25.2	18.2	20.3	14.1	6.2
Non-compete agreements	14.0	5.4	8.6	3.8	2.8	1.0
Customer relationships	392.7	89.2	303.5	48.4	41.1	7.3
Other	86.5	29.9	56.6	47.2	24.1	23.1

Total definite life intangibles	536.6	149.7	386.9	119.7	82.1	37.6

Total intangibles	$563.1	$149.7	$413.4	$129.9	$82.1	$47.8

Table of Amortization of intangible assets

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Amortization of intangible assets	$67.7	$11.2	$15.0

Amortization Expense for the Next Five Fiscal Years

(in millions)	2012	2013	2014	2015	2016
Amortization of intangible assets	$74.3	$64.8	$56.6	$41.3	$34.0